Financial Instruments and Fair Value Measurements - Schedule of Other Relevant Data Related to Debt of Securitized VIEs Carried at Fair Value (Details) - Securitization Debt of Consolidated Variable Interest Entities [Member] - Total Rated Notes [Member] - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Fair Value Measurements - Schedule of Other Relevant Data Related to Debt of Securitized VIEs Carried at Fair Value (Details) [Line Items]
Aggregate unpaid principal balance of rated notes of securitized VIEs	$ 153,160	$ 318,085
Aggregate fair value of rated notes of securitized VIEs	$ 142,629	$ 314,095